Business Combinations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Acquired Businesses
Business Acquisition [Line Items]
Aggregate Revenues of the Acquired Businesses		$ 8,879		$ 14,166
Net Earnings of the Acquired Businesses		4,658		8,312
Business combination, acquisition related cost				13,863
Restructuring and other costs		0		9,319
ViaFintech
Business Acquisition [Line Items]
Aggregate Revenues of the Acquired Businesses		378,913	$ 392,100	749,215	$ 775,627
Net Earnings of the Acquired Businesses	[1]	$ (658,739)	$ 1,160	$ (1,823,250)	$ (75,688)

[1]	The pro forma net gain / (loss) for three and six months ended June 30, 2022 was adjusted to exclude acquisition cost and include additional amortization and interest expense that would have been incurred assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net gain / (loss) for the three and six months ended June 30, 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been incurred assuming the intangible assets and debt had been recorded as of January 1, 2021.